Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
TIMING OF AWARDS
We do not backdate or retroactively grant restricted stock units and generally schedule board and compensation committee meetings during the prior year. Further, we generally make annual equity award grants to our directors and named executive officers at approximately the same times each year and do not time equity awards to take advantage of the release of earnings or other major announcements by us, material nonpublic information or market conditions. We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.

Award Timing Method	We do not backdate or retroactively grant restricted stock units and generally schedule board and compensation committee meetings during the prior year. Further, we generally make annual equity award grants to our directors and named executive officers at approximately the same times each year
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	do not time equity awards to take advantage of the release of earnings or other major announcements by us, material nonpublic information or market conditions